CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2013	Sep. 30, 2012
Interest and dividend income
Loans, including fees	$ 4,233	$ 2,337	$ 2,373	$ 2,554	$ 11,077	$ 7,226	$ 9,780	$ 10,558
Taxable securities	213	399	328	310	992	948	1,258	1,504
Tax exempt securities	120	125	139	146	391	450	596	797
Federal funds sold and other	38	22	25	33	98	83	116	124
Total Interest and Dividend Income	4,604	2,883	2,865	3,043	12,558	8,707	11,750	12,983
Interest expense
Deposits	461	367	395	582	1,258	1,295	1,877	2,646
Federal Home Loan Bank advances and other	134	95	98	126	345	325	451	607
Total Interest Expense	595	462	493	708	1,603	1,620	2,328	3,253
Net interest income	4,009	2,421	2,372	2,335	10,955	7,087	9,422	9,730
Provision for loan losses	27		0		27	106	106	902
Net interest income after provision for loan losses	3,982	2,421	2,372	2,335	10,928	6,981	9,316	8,828
Non-interest income
Recovery (Loss) - fictitious loans		0		(10)		753	743	(151)
Service charges on deposits	342	142	148	152	895	410	562	578
Loss on disposal of equipment					0	(9)	(9)	(69)
Other service charges	11		4		24	19
Net gains on mortgage banking activity	213	66	174	161	433	540	701	442
Net gains on sales of securities	0		22		294	22	22	246
Income from company owned life insurance	49	49	48	53	164	149	202	218
Other	6	17	5	9	14	8	45	27
Total Non-Interest Income	621	274	401	365	1,824	1,901	2,266	1,291
Non-interest expense
Salaries and employee benefits	1,933	1,355	1,169	1,088	5,460	3,207	4,293	4,223
Occupancy and equipment	450	285	265	209	1,224	769	874	845
Data processing	410	187	177	171	1,103	552	723	661
Federal deposit insurance	64	25	38	47	151	127	174	189
Loan processing and collection	71		35		192	103
Foreclosed assets, net	11	2	52	77	99	214	296	144
Advertising	55	27	29	30	147	123	123	280
Professional fees	208	514	248	174	1,060	561	662	649
Other taxes	59	63	63	61	177	189	250	233
Early Termination Fees	0	0			877	0
Other	170	381	155	248	946	593	1,148	909
Total Non-Interest Expense	3,431	2,839	2,231	2,105	11,436	6,438	8,543	8,133
Income (loss) before income taxes	1,172	(144)	542	595	1,316	2,444	3,039	1,986
Income tax expense	289	16	144	161	347	722	883	407
Net income (loss)	$ 883	$ (160)	$ 398	$ 434	$ 969	$ 1,722	$ 2,156	$ 1,579
Earnings (loss) per share:
Basic (in dollars per share)	$ 0.24	$ (0.05)	$ 0.12	$ 0.14	$ 0.28	$ 0.56	$ 0.69	$ 0.51
Diluted (in dollars per share)	$ 0.24	$ (0.05)	$ 0.12	$ 0.14	$ 0.28	$ 0.56	$ 0.69	$ 0.51
Dividend per share (in dollars per share)	$ 0.05		$ 0.04		$ 0.15	$ 0.12